Biological assets - Fair value adjustment (Details) - BRL (R$) R$ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Gains (losses) on fair value adjustment, biological assets [abstract]
Physical changes and discount rate	R$ 258,678		R$ 1,575,017
Price	280,325		414,814
Total	R$ (539,003)	R$ (1,256,315)	R$ (1,989,831)